Other Income and Other Deductions (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2009
Other Income and Other Deductions
Gain on the bargain purchase	¥ 8,684
Gain on sale of business		¥ 5,203